SEGMENT REPORTING (Schdeule of Net Revenue by Country based upon Sales Location that Predominately represents Customer Location) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment reporting [Line Items]
Net Revenues	$ 28,493	¥ 198,363	¥ 190,898	¥ 330,977
CHINA
Segment reporting [Line Items]
Net Revenues	23,581	164,167	149,548	302,304
SINGAPORE
Segment reporting [Line Items]
Net Revenues	$ 4,912	¥ 34,196	¥ 41,350	¥ 28,673